Deposits (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deposits [Abstract]
Non-interest bearing transaction accounts	$ 140,831	$ 132,230
Interest bearing transaction accounts	38,099	23,004
Money market accounts	409,823	364,082
Certificates of deposit	81,777	85,331
Brokered certificates of deposit	390,728	446,665
Total deposits	1,061,258	1,051,312
Non-interest bearing transaction accounts, weighted average balance	131,761	112,899
Interest-bearing transaction accounts, weighted average balance	34,263	25,389
Money market accounts, weighted average balance	384,488	300,652
Certificates of deposit, weighted average balance	84,907	80,323
Brokered certificates of deposit, weighted average balance	409,393	486,594
Total deposits, weighted average balance	$ 1,044,812	$ 1,005,857
Weighted average rate
Non-interest bearing transaction accounts	0.00%	0.00%
Interest bearing transaction accounts	0.30%	0.28%
Money market accounts	0.81%	0.99%
Certificates of deposit	1.20%	1.38%
Brokered certificates of deposit	2.28%	2.66%
Total deposits	1.29%	1.70%